Prepayments, other receivables and other assets	12 Months Ended
Dec. 31, 2021
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Prepayments, other receivables and other assets
7.	Prepayments, other receivables and other assets
The detail information of prepayments, other receivables and other assets for the years ended December 31, 2020 and 2021 is as below:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Receivables for pile sales	2,783	36,113
Prepayments to charging stations	19,833	31,930
VAT recoverable	16,080	30,455
Prepayment for rental, facility and utilities	—	5,797
Prepayments for charging piles procurement	1,951	5,186
Receivables from other platforms	2,437	3,102
Prepayments for miscellaneous	293	2,250
Employee advances	654	1,507
Deposits	300	1,462
Others	418	1,168

Less: credit loss allowances	(56)	(1,472)

	44,693	117,498